Land Use Rights, Net (Tables)	6 Months Ended
Jun. 30, 2025
Land Use Rights, Net [Abstract]
Schedule of Land Use Rights, Stated at Cost less Accumulated Amortization

Land use rights, stated at cost less accumulated amortization, consisted of the following:

	As of June 30, 2025	As of December 31, 2024
Land use rights - cost	$13,611,443	$9,737,032
Less: accumulated amortization	(661,164)	(539,054)
Land use rights, net	$12,950,279	$9,197,978

Schedule of Future Amortization of Land Use Rights

For the six months ended June 30, 2025 and 2024, amortization expense amounted to $110,526 and $106,963, respectively. The following is a schedule of future amortization of land use rights as of June 30, 2025:

Year ending December 31,	Amount
2025	$144,630
2026	289,260
2027	289,260
2028	289,260
2029	289,260
2030 and thereafter	11,648,609
Total	$12,950,279